Capital Management (Details Textual) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity	₨ 18,933	$ 200	₨ 20,129	₨ 18,072